TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
TAXATION
Total corporate income tax	Rp 600		Rp 1,162
Current portion	(332)	$ (21)	(297)
Non-current portion (Note 15)	268		865
The company
TAXATION
Total corporate income tax	19		500
Subsidiaries
TAXATION
Total corporate income tax	Rp 581		Rp 662